TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Domestic (Israel)	$ 431	$ 334	$ 225
Foreign (United States)	1,937	1,792	452
Total current	2,368	2,126	677
Deferred:
Domestic (Israel)	210	2,135	(170)
Foreign (United States)	(252)	(245)	149
Total deferred	(42)	1,890	(21)
Previous Years:
Foreign (United States)	7	(151)	(12)
Total previous years	7	(151)	(12)
Taxes on income as reported in the statements of income	$ 2,333	$ 3,865	$ 644